Variable Interest Entities VIEs (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities VIEs
Consolidated VIE assets and liabilities
December 31,	2012	2011
(Dollars in thousands)
Assets
Cash and cash equivalents	$7,028	$13,299
Other current assets	3,267	3,719
Licenses and other Intangible assets	325,707	501,829
Property, plant and equipment, net	31,544	27,642
Other assets and deferred charges	3,026	3,612
Total assets	$370,572	$550,101

Liabilities
Current liabilities	$9,985	$5,944
Deferred liabilities and credits	6,213	5,481
Total liabilities	$16,198	$11,425